Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	0-16469
Entity Registrant Name	Interparfums, Inc.
Entity Central Index Key	0000822663
Entity Tax Identification Number	13-3275609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	551 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10176
City Area Code	212
Local Phone Number	983.2640
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 par value per share
Trading Symbol	IPAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false